CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2016
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	2015	2016	2016
	RUB	RUB	$
1.125% Convertible Senior Notes due December 2018	30,654	20,211	333.2
Unamortized debt discount	(3,129)	(1,396)	(23.0)
Unamortized debt issuance cost	(151)	(65)	(1.1)
Total convertible debt	27,374	18,750	309.1